Recent accounting pronouncements not yet adopted	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements not yet adopted	Accounting pronouncements recently adopted
a) Joint venture formations
The Company adopted the new standard for joint venture formations effective January 1, 2025. In August 2023, the FASB issued ASU 2023-05, Business Combinations - Joint Venture Formations. This accounting standard update was issued to create new requirements for valuing contributions made to a joint venture upon formation. The adoption of this new standard did not have a material impact to the consolidated financial statements.
b) Stock compensation
The Company adopted the new standard for stock compensation effective January 1, 2025. In March 2024, the FASB issued ASU 2024-01, Compensation - Stock Compensation. This accounting standard update was issued to reduce complexity in determining if profit interest awards are subject to Topic 718 and to reduce diversity in practice. The adoption of this new standard did not have a material impact to the consolidated financial statements.
c) Financial instruments - Credit losses
The Company adopted the new standard for credit losses effective July 1, 2025 by electing early adoption. In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses. This accounting standard update allows entities to apply a practical expedient that assumes that conditions as of the balance sheet date do not change for the remaining life of the asset when estimating expected credit losses of current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The adoption of this new standard did not have a material impact on the consolidated financial statements.
d) Income taxes
The Company adopted the new standard for income taxes effective January 1, 2025. In December 2023, the FASB issued ASU 2023-09, Income Taxes: Improvements to Income Tax Disclosures. This accounting standard update was issued to increase transparency by improving income tax disclosures, primarily related to the rate reconciliation and income taxes paid information. The Company has updated its disclosures to reflect the additional requirementsRecent accounting pronouncements not yet adopted
a) Debt with conversion options
In November 2024, the FASB issued ASU 2024-04, Debt - Debt with Conversion and Other Options. This accounting standard update was issued to improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20. This standard is effective for annual statements for the fiscal year beginning January 1, 2026. The Company is assessing the impact the adoption of this standard may have on its consolidated financial statements.
b) Expense disaggregation
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures. This accounting standard update was issued to require public entities to disclose additional information about specific expense categories in the notes to financial statements. This standard is effective for annual statements for the fiscal year beginning January 1, 2027. The Company is assessing the impact the adoption of this standard may have on its consolidated financial statements.
c) Intangibles - Goodwill and Other - Internal-Use Software
In September 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software. This accounting standard update was issued to modernize the accounting for software costs that are accounted for under Subtopic 350-40 by making targeted improvements to 350-40 to increase the operability of the recognition guidance considering different methods of software development. This standard is effective for annual statements for the fiscal year beginning after December 15, 2027, with early adoption permitted. The Company is assessing the impact the adoption of this standard may have on its consolidated financial statements.
Change in significant accounting policy - Classification of heavy equipment tires
The following tables summarize the effect of the change in accounting policy (note 2(a)(i)) on the Consolidated Balance Sheets as at December 31, 2025, and 2024, and the Consolidated Statement of Operations and Comprehensive Income for the year ended December 31, 2025, and 2024:

	December 31, 2025			December 31, 2024
	Without change	Effect of change	As reported	As originally reported	Effect of change	As reported
Inventories	$84,607	$(8,947)	$75,660	$74,081	$(5,054)	$69,027
Property, plant and equipment	1,353,797	5,055	1,358,852	1,246,584	5,290	1,251,874
Investments in affiliates and joint ventures	$70,143	$273	$70,416	$84,692	$—	$84,692
Total assets	$1,823,372	$(3,619)	$1,819,753	$1,694,264	$236	$1,694,500

Accrued liabilities	$90,139	$(831)	$89,308	$77,908	$102	$78,010
Total liabilities	1,363,963	(831)	1,363,132	1,305,362	102	1,305,464
Retained earnings	179,251	(2,788)	176,463	156,125	146	156,271
Accumulated other comprehensive income	9,387	—	9,387	(1,090)	(12)	(1,102)
Shareholders' equity	459,409	(2,788)	456,621	388,902	134	389,036
Total liabilities and shareholders' equity	$1,823,372	$(3,619)	$1,819,753	$1,694,264	$236	$1,694,500

	Year ended			Year ended
	December 31, 2025			December 31, 2024
	Without change	Effect of change	As reported	As originally reported	Effect of change	As reported
Cost of sales	$919,726	$(14,951)	$904,775	$789,056	$(18,256)	$770,800
Depreciation	201,773	15,459	217,232	166,683	18,322	185,005
Gross profit	$162,792	$(508)	$162,284	$210,048	$(66)	$209,982
Loss (gain) on disposal of property, plant and equipment	(2,836)	3,658	822	767	—	767
Equity loss (earnings) in affiliates and joint ventures	11,604	(273)	11,331	(15,299)	—	(15,299)
Current income tax expense	8,843	(882)	7,961	(3,280)	10	(3,270)
Net income	$36,845	$(3,011)	$33,834	$44,085	$(76)	$44,009
Other comprehensive income	(10,489)	—	(10,489)	683	12	695
Comprehensive income	$47,334	$(3,011)	$44,323	$43,402	$(88)	$43,314

Basic net income per share	$1.29	$(0.11)	$1.18	$1.65	$(0.01)	$1.64